State Street Strategic Real Return Fund
STATE STREET STRATEGIC REAL RETURN FUND
Investment Objective
The State Street Strategic Real Return Fund (the “Strategic Real Return Fund” or the “Fund”) seeks to provide investment results that are expected to exceed the general level of inflation as measured by the Consumer Price Index for All Urban Consumers (the “CPI”), before fees and expenses, over the long term.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Real Return Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Strategic Real Return Portfolio (the “Strategic Real Return Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees State Street Strategic Real Return Fund	Class A		Class C		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses State Street Strategic Real Return Fund		Class A	Class C	Class I	Class K
Management Fee	[1]	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	1.00%	none	none
Other Expenses	[1]	0.34%	0.34%	0.34%	0.14%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	0.87%	1.62%	0.62%	0.42%
Fee Waiver and/or Expense Reimbursement	[1][2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.75%	1.50%	0.50%	0.30%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.
[2]	The fund's investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.30% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Strategic Real Return Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example State Street Strategic Real Return Fund (USD $)	1 Year	3 Years
Class A	523	693
Class C	253	489
Class I	51	176
Class K	31	112

You would pay the following if you did not redeem your shares:
Expense Example, No Redemption State Street Strategic Real Return Fund (USD $)	1 Year	3 Years
Class A	523	693
Class C	153	489
Class I	51	176
Class K	31	112

Portfolio Turnover
The Strategic Real Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Strategic Real Return Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
Under normal circumstances, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) allocates the assets of the Fund among investments that provide exposure to four broad asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities;

(ii) domestic real estate securities, including among other things real estate investment trusts (“REITs”); (iii) global natural resource stocks; and (iv) commodities. The Fund’s allocations among those asset classes at any time reflect the Adviser’s evaluation of the expected returns and risks of each asset class and the Adviser’s determination of the optimal combination of investments in those asset classes to achieve the Fund’s investment objective. At times the Fund may invest all or substantially all of its assets in one or a subset of the asset classes; at times it may invest none of its assets in one or more such asset classes. Although it is impossible to predict whether and to what extent the Fund’s investment returns might exceed the general rate of inflation, SSgA FM will seek to manage the Fund with a goal of exceeding the general rate of inflation, as measured by the non-seasonally adjusted CPI, over an extended inflationary period, by 4% or more. There is no assurance that the Strategic Real Return Fund will achieve its investment objective or this goal, and you could lose money, possibly your entire investment, by investing in the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Strategic Real Return Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Portfolio generally gains exposure to the four asset classes identified above by investing in other pooled investment vehicles and/or by investing directly in securities or other investments. Other pooled investment vehicles in which the Portfolio may invest include those sponsored or managed by, or otherwise affiliated with, the Adviser, including without limitation mutual funds and exchange traded funds (“Underlying Funds”). The Portfolio currently expects to gain exposure to inflation protected securities and real estate securities by investing in the SPDR Barclays TIPS ETF and the SPDR Dow Jones REIT ETF, respectively. Brief summaries of these two Underlying Funds can be found in Appendix A. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The Portfolio may also have direct or indirect investment exposure to emerging market issuers.

The Portfolio expects to gain exposure to investments in commodities and commodities-related instruments in significant measure by investing in a Cayman Islands company that is a wholly owned subsidiary of the Portfolio (the “Subsidiary”) and that itself holds such investments. The Portfolio may invest up to 25% of its total assets in the Subsidiary. Instruments in which the Subsidiary invests may include, for example, commodity-linked derivatives, including, without limitation, futures contracts and commodity-linked swaps.
Principal Risks
General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below. Because the Portfolio expects to achieve its investment exposure principally through the Underlying Funds, it is subject to substantially the same risks as those associated with the Underlying Funds. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.
  Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.
  Cayman Subsidiary Risk.    The Portfolio’s investment in the Subsidiary exposes the Portfolio to the risks associated with the Subsidiary’s investments, which are generally the risks of commodities-related investments. The Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman Islands laws could result in the inability of the Portfolio to operate as intended, which could adversely affect the investment returns of the Portfolio.
  Commodities Risk.    Exposure to the commodities markets may subject the Fund to greater volatility than other types of investments. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.
  Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.
  Counterparty Risk.    The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.
  Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.
  Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.
  Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.
  Deflation Risk.    The risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio. During periods of deflation or no inflation it is possible that the Fund will significantly underperform the CPI or other investment options available.
  Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.
  Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.
  Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.
  Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.
  Financial Institution Risk.    Some instruments which the Fund may purchase are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments held by the Fund. Adverse developments in the banking industry may cause the Fund to underperform relative to other portfolios that invest more broadly across different industries or have a smaller exposure to financial institutions.
  Inflation-Indexed Securities Risk.    Inflation protected securities, such as TIPS, generally fluctuate in response to actual or perceived changes in “real” interest rates. During periods of “deflation,” the principal and income of an inflation protected security may decline in price, which could result in losses for the Fund.
  Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.
  Interest Rate Risk.    The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Fund may decline, and the Fund’s yield may also decline.
  Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.
  Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.
  Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.
  Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Master/Feeder Structure Risk.    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Modeling Risk.    SSgA FM uses quantitative models in an effort to enhance returns and manage risk. While SSgA FM expects these models to perform as expected, deviation between forecasts and actual events can result in either no advantage or in results opposite to those desired by SSgA FM.
  Natural Resources Risk.    Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.
  Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
  Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.
  REIT Risk.    REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
  Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.
  Settlement Risk.    Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, thereby making it difficult to conduct such transactions. Delays in settlement could result in periods when assets of the Fund remain uninvested. The inability of the Fund to make intended purchases due to settlement problems could cause it to miss attractive investment opportunities and affect its ability to track its relevant Index. Delays in the settlement of securities purchased by the Fund may limit the ability of the Fund to sell those securities at times it considers desirable, and may subject the Fund to losses and costs due to its own ability to settle with subsequent purchasers of the securities from it. The Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others.
  Significant Withdrawal Risk.    A significant withdrawal of capital from the Fund may affect the Fund and its investors adversely. For example, the Fund may be required to sell its more liquid Fund investments to meet a large redemption; the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
  Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.
  Sovereign Debt Obligations Risk.    Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.
  Stock Market Risk.    Stock values could decline generally or could under-perform other investments.
  Tax Status Risk.    The Portfolio’s investment in the Subsidiary is intended to provide exposure to commodities in a manner consistent with the qualifying income requirement applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has suspended the issuance of rulings to the effect that income a regulated investment company is deemed to earn from its wholly-owned subsidiary is necessarily qualifying income for this purpose; pending IRS guidance to the same or similar effect, the Portfolio will seek other means of ensuring it satisfies this requirement. If the Portfolio were to fail to qualify as a regulated investment company, the Fund would also so fail, and such failures would have adverse tax consequences.
  U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.
  Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.
The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.